Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS
Fortive Corporation Separation
On July 2, 2016 (the “Distribution Date”), Danaher completed the separation (the “Separation”) of Fortive Corporation (“Fortive”). For additional details on the Separation reference is made to the financial statements as of and for the year ended December 31, 2016 and Note 3 thereto included in the Company’s 2016 Annual Report on Form 10-K. The accounting requirements for reporting the Separation of Fortive as a discontinued operation were met when the Separation was completed. Accordingly, the accompanying consolidated condensed financial statements for all periods presented reflect this business as a discontinued operation.
In connection with the Separation, Danaher and Fortive entered into various agreements to effect the Separation and provide a framework for their relationship after the Separation, including a transition services agreement, an employee matters agreement, a tax matters agreement, an intellectual property matters agreement and a Danaher Business System (“DBS”) license agreement. These agreements provide for the allocation between Danaher and Fortive of assets, employees, liabilities and obligations (including investments, property and employee benefits and tax-related assets and liabilities) attributable to periods prior to, at and after Fortive’s separation from Danaher and govern certain relationships between Danaher and Fortive after the Separation. In addition, Danaher is party to various commercial agreements with Fortive entities. The amounts billed for transition services provided under the above agreements as well as commercial sales and purchases to and from Fortive were not material to the Company’s results of operations for the three-month period ended March 31, 2017.
In the three-month period ended March 31, 2017, Danaher recorded a $22 million income tax benefit related to the release of previously provided reserves associated with uncertain tax positions on certain Danaher tax returns which were jointly filed with Fortive entities. These reserves were released due to the expiration of statutes of limitations for those returns. All Fortive entity-related balances were included in the income tax benefit related to discontinued operations.
The key components of income from discontinued operations for the three-month periods ended March 31, 2017 and April 1, 2016 were as follows ($ in millions):

	March 31, 2017	April 1, 2016
Sales	$—	$1,474.7
Cost of sales	—	(779.4)
Selling, general, and administrative expenses	—	(332.6)
Research and development expenses	—	(93.7)
Interest expense	—	(8.8)
Earnings from discontinued operations before income taxes	—	260.2
Income taxes	22.3	(87.6)
Earnings from discontinued operations, net of income taxes	$22.3	$172.6

DISCONTINUED OPERATIONS
Fortive Corporation Separation
On July 2, 2016 (the “Distribution Date”), Danaher completed the separation (the “Separation”) of its former Test & Measurement segment, Industrial Technologies segment (excluding the product identification businesses) and retail/commercial petroleum business by distributing to Danaher stockholders on a pro rata basis all of the issued and outstanding common stock of Fortive Corporation (“Fortive”), the entity Danaher incorporated to hold such businesses. To effect the Separation, Danaher distributed to its stockholders one share of Fortive common stock for every two shares of Danaher common stock outstanding as of June 15, 2016, the record date for the distribution. Fractional shares of Fortive common stock that otherwise would have been distributed were aggregated and sold into the public market and the proceeds distributed to Danaher stockholders.
In preparation for the Separation, in June 2016 Fortive issued approximately $3.4 billion in debt securities (refer to Note 9). The proceeds from these borrowings were used to fund the approximately $3.0 billion net cash distributions Fortive made to Danaher prior to the Distribution Date (“Fortive Distribution”). Danaher used a portion of the cash distribution proceeds to repay the $500 million aggregate principal amount of 2.3% senior unsecured notes that matured in June 2016 and to redeem approximately $1.9 billion in aggregate principal amount of outstanding indebtedness in August 2016 (consisting of the Company’s 5.625% senior unsecured notes due 2018, 5.4% senior unsecured notes due 2019 and 3.9% senior unsecured notes due 2021 (collectively the “Redeemed Notes”)). Danaher also paid an aggregate of $188 million in make-whole premiums in connection with the August 2016 redemptions, plus accrued and unpaid interest. The Company has also used, and intends to use, the balance of the Fortive Distribution to fund certain of the Company’s regular, quarterly cash dividends to shareholders.
The accounting requirements for reporting the Separation of Fortive as a discontinued operation were met when the Separation was completed. Accordingly, the accompanying consolidated financial statements for all periods presented reflect this business as a discontinued operation. The Company allocated a portion of the consolidated interest expense and income to discontinued operations based on the ratio of the discontinued business’ net assets to the Company’s consolidated net assets. Fortive had revenues of approximately $3.0 billion in 2016 prior to the Separation and approximately $6.1 billion in 2015.
As a result of the Separation, the Company incurred $48 million in Separation-related costs during the year ended December 31, 2016 which are included in earnings from discontinued operations, net of income taxes in the accompanying Consolidated Statements of Earnings. These Separation costs primarily relate to professional fees associated with preparation of regulatory filings and Separation activities within finance, tax, legal and information system functions as well as certain investment banking fees and tax liabilities incurred upon the Separation.
In connection with the Separation, Danaher and Fortive entered into various agreements to effect the Separation and provide a framework for their relationship after the Separation, including a transition services agreement, an employee matters agreement, a tax matters agreement, an intellectual property matters agreement and a Danaher Business System (“DBS”) license agreement. These agreements provide for the allocation between Danaher and Fortive of assets, employees, liabilities and obligations (including investments, property and employee benefits and tax-related assets and liabilities) attributable to periods prior to, at and after Fortive’s separation from Danaher and govern certain relationships between Danaher and Fortive after the Separation. In addition, Danaher is also party to various commercial agreements with Fortive entities. The amount billed for transition services provided under the above agreements as well as sales and purchases to and from Fortive were not material to the Company’s results of operations for the year ended December 31, 2016.
Communications Business Split-off
In July 2015, the Company consummated the split-off of the majority of its former communications business to Danaher shareholders who elected to exchange Danaher shares for ownership interests in the communications business, and the subsequent merger of the communications business with a subsidiary of NetScout Systems, Inc. (“NetScout”). Danaher shareholders who participated in the exchange offer tendered 26 million shares of Danaher common stock (approximately $2.3 billion on the date of tender) and received 62.5 million shares of NetScout common stock which represented approximately 60% of the shares of NetScout common stock outstanding following the combination.
The accounting requirements for reporting the disposition of the communications business as a discontinued operation were met when the split-off and merger were completed. Accordingly, the accompanying consolidated financial statements for all periods presented reflect this business as discontinued operations. The Company allocated a portion of the consolidated interest expense to discontinued operations based on the ratio of the discontinued business’ net assets to the Company’s consolidated net assets. The Company recorded an aggregate after-tax gain on the disposition of this business of $767 million (including $6 million in related income tax benefits), or $1.08 per diluted share, in its 2015 results in connection with the closing of this transaction representing the value of the 26 million shares of Company common stock tendered for the communications business in excess of the carrying value of the business’ net assets. The communications business had revenues of $346 million in 2015 prior to the disposition and $760 million in 2014.
The key components of income from both the Fortive and communications businesses from discontinued operations for the years ended December 31 were as follows ($ in millions):

	2016	2015	2014
Sales	$3,029.8	$6,524.5	$7,097.0
Cost of sales	(1,566.4)	(3,285.1)	(3,504.0)
Selling, general and administrative expenses	(696.0)	(1,458.9)	(1,661.9)
Research and development expenses	(190.4)	(457.6)	(544.8)
Other income	—	—	33.9
Interest expense	(19.7)	(24.8)	(28.0)
Interest income	—	0.7	3.4
Income from discontinued operations before income taxes	557.3	1,298.8	1,395.6
Gain on disposition of discontinued operations before income taxes	—	760.5	—
Earnings from discontinued operations before income taxes	557.3	2,059.3	1,395.6
Income taxes	(157.0)	(448.6)	(435.9)
Earnings from discontinued operations, net of income taxes	$400.3	$1,610.7	$959.7

The following table summarizes the major classes of assets and liabilities of the Fortive-related discontinued operations that were included in the Company’s accompanying Consolidated Balance Sheets as of December 31, 2015 ($ in millions):

Assets:
Trade accounts receivable, net	$979.0
Inventories	522.3
Property, plant and equipment, net	522.9
Goodwill	4,055.4
Other intangible assets, net	725.0
Other assets	470.9
Total assets, discontinued operations	$7,275.5
Liabilities:
Trade accounts payable	$657.1
Accrued expenses and other liabilities	666.8
Other long-term liabilities	512.6
Total liabilities, discontinued operations	$1,836.5